Called-up share capital	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Called-up share capital
Called-up share capital
The allotted, called up and fully paid share capital at 31 December was as follows:

		2017		2016		2015
Issued	Shares thousand	$ million	Shares thousand	$ million	Shares thousand	$ million
8% cumulative first preference shares of £1 each[a]	7,233	12	7,233	12	7,233	12
9% cumulative second preference shares of £1 each[a]	5,473	9	5,473	9	5,473	9
		21		21		21
Ordinary shares of 25 cents each
At 1 January	21,049,696	5,263	20,108,771	5,028	20,005,961	5,002
Issue of new shares for the scrip dividend programme	289,789	72	548,005	137	102,810	26
Issue of new shares – other[b]	—	—	392,920	98	—	—
Repurchase of ordinary share capital	(51,292)	(13)	—	—	—	—
At 31 December	21,288,193	5,322	21,049,696	5,263	20,108,771	5,028
		5,343		5,284		5,049
[a] The nominal amount of 8% cumulative first preference shares and 9% cumulative second preference shares that can be in issue at any time shall not exceed £10,000,000 for each class of preference shares.

[b]	Relates to the issue of new ordinary shares in consideration for a 10% interest in the Abu Dhabi onshore oil concession. See Note 30 for further information.

Voting on substantive resolutions tabled at a general meeting is on a poll. On a poll, shareholders present in person or by proxy have two votes for every £5 in nominal amount of the first and second preference shares held and one vote for every ordinary share held. On a show-of-hands vote on other resolutions (procedural matters) at a general meeting, shareholders present in person or by proxy have one vote each.
In the event of the winding up of the company, preference shareholders would be entitled to a sum equal to the capital paid up on the preference shares, plus an amount in respect of accrued and unpaid dividends and a premium equal to the higher of (i) 10% of the capital paid up on the preference shares and (ii) the excess of the average market price of such shares on the London Stock Exchange during the previous six months over par value.
During 2017 the company repurchased 51 million ordinary shares for a total consideration of $343 million, including transaction costs of $2 million, as part of the share repurchase programme announced on 31 October 2017. All shares purchased were for cancellation. The repurchased shares represented 0.2% of ordinary share capital.
Treasury shares[a]

		2017		2016		2015
	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million
At 1 January	1,614,657	403	1,756,327	439	1,811,297	453
Purchases for settlement of employee share plans	4,423	1	9,631	2	51,142	13
Shares re-issued for employee share-based payment plans[b]	(137,008)	(34)	(151,301)	(38)	(106,112)	(27)
At 31 December	1,482,072	370	1,614,657	403	1,756,327	439
Of which – shares held in treasury by BP	1,472,343	368	1,576,411	394	1,727,763	432
– shares held in ESOP trusts	9,705	2	21,432	5	18,453	4
– shares held by BP’s US share plan administrator[c]	24	—	16,814	4	10,111	3

[a]	See Note 30 for definition of treasury shares.
[b] A minor amendment has been made to the number of shares re-issued for employee share-based payment plans in 2016.

[c]	Held in the form of ADSs to meet the requirements of employee share-based payment plans in the US.

For each year presented, the balance at 1 January represents the maximum number of shares held in treasury by BP during the year, representing 7.5% (2016 8.6% and 2015 8.9%) of the called-up ordinary share capital of the company.
During 2017, the movement in shares held in treasury by BP represented less than 0.5% (2016 less than 0.8% and 2015 less than 0.2%) of the ordinary share capital of the company.
Capital and reserves

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves
At 1 January 2017	5,284	12,219	1,413	27,206	46,122
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including recycling)	—	—	—	—	—
Available-for-sale investments (including recycling)	—	—	—	—	—
Cash flow hedges (including recycling)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax[a]	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	72	(72)	—	—	—
Repurchases of ordinary share capital	(13)	—	13	—	—
Share-based payments, net of tax[b]	—	—	—	—	—
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Transactions involving non-controlling interests[c]	—	—	—	—	—
At 31 December 2017	5,343	12,147	1,426	27,206	46,122

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves
At 1 January 2016	5,049	10,234	1,413	27,206	43,902
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including recycling)	—	—	—	—	—
Available-for-sale investments (including recycling)	—	—	—	—	—
Cash flow hedges (including recycling)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax[a]	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	137	(137)	—	—	—
Share-based payments, net of tax[b] [d]	98	2,122	—	—	2,220
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Transactions involving non-controlling interests	—	—	—	—	—
At 31 December 2016	5,284	12,219	1,413	27,206	46,122

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves
At 1 January 2015	5,023	10,260	1,413	27,206	43,902
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including recycling)[a]	—	—	—	—	—
Available-for-sale investments (including recycling)	—	—	—	—	—
Cash flow hedges (including recycling)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax[a]	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	26	(26)	—	—	—
Share-based payments, net of tax[b]	—	—	—	—	—
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Transactions involving non-controlling interests	—	—	—	—	—
At 31 December 2015	5,049	10,234	1,413	27,206	43,902
[a] Principally foreign exchange effects relating to the Russian rouble.
[b] Movements in treasury shares relate to employee share-based payment plans.
[c] Principally relates to the initial public offering of common units in BP Midstream Partners LP for which net proceeds of $811 million were received.
[d] Includes ordinary shares issued to the government of Abu Dhabi in consideration for a 10% interest in the Abu Dhabi onshore oil concession. The share-based payment transaction was valued at the fair value of the interest in the assets, with reference to a market transaction for an identical interest.
30. Capital and reserves – continued

								$ million
Treasury shares	Foreign currency translation reserve	Available- for-sale investments	Cash flow hedges	Total fair value reserves	Profit and loss account	BP shareholders’ equity	Non- controlling interests	Total equity
(18,443)	(6,878)	3	(1,156)	(1,153)	75,638	95,286	1,557	96,843
—	—	—	—	—	3,389	3,389	79	3,468

—	1,722	—	—	—	(3)	1,719	52	1,771
—	—	14	—	14	—	14	—	14
—	—	—	396	396	—	396	—	396
—	—	—	—	—	564	564	—	564
—	—	—	—	—	(72)	(72)	—	(72)

—	—	—	—	—	2,343	2,343	—	2,343
—	1,722	14	396	410	6,221	8,353	131	8,484
—	—	—	—	—	(6,153)	(6,153)	(141)	(6,294)
—	—	—	—	—	(343)	(343)	—	(343)
1,485	—	—	—	—	(798)	687	—	687
—	—	—	—	—	215	215	—	215
—	—	—	—	—	446	446	366	812
(16,958)	(5,156)	17	(760)	(743)	75,226	98,491	1,913	100,404

Treasury shares	Foreign currency translation reserve	Available- for-sale investments	Cash flow hedges	Total fair value reserves	Profit and loss account	BP shareholders’ equity	Non- controlling interests	Total equity
(19,964)	(7,267)	2	(825)	(823)	81,368	97,216	1,171	98,387
—	—	—	—	—	115	115	57	172

—	389	—	—	—	—	389	(27)	362
—	—	1	—	1	—	1	—	1
—	—	—	(331)	(331)	—	(331)	—	(331)
—	—	—	—	—	833	833	—	833
—	—	—	—	—	(96)	(96)	—	(96)

—	—	—	—	—	(1,757)	(1,757)	—	(1,757)
—	389	1	(331)	(330)	(905)	(846)	30	(816)
—	—	—	—	—	(4,611)	(4,611)	(107)	(4,718)
1,521	—	—	—	—	(750)	2,991	—	2,991
—	—	—	—	—	106	106	—	106
—	—	—	—	—	430	430	463	893
(18,443)	(6,878)	3	(1,156)	(1,153)	75,638	95,286	1,557	96,843

Treasury shares	Foreign currency translation reserve	Available- for-sale investments	Cash flow hedges	Total fair value reserves	Profit and loss account	BP shareholders’ equity	Non- controlling interests	Total equity
(20,719)	(3,409)	1	(898)	(897)	92,564	111,441	1,201	112,642
—	—	—	—	—	(6,482)	(6,482)	82	(6,400)

—	(3,858)	—	—	—	—	(3,858)	(41)	(3,899)
—	—	1	—	1	—	1	—	1
—	—	—	73	73	—	73	—	73
—	—	—	—	—	(814)	(814)	—	(814)
—	—	—	—	—	80	80	—	80

—	—	—	—	—	2,742	2,742	—	2,742
—	—	—	—	—	(1)	(1)	—	(1)
—	(3,858)	1	73	74	(4,475)	(8,259)	41	(8,218)
—	—	—	—	—	(6,659)	(6,659)	(91)	(6,750)
755	—	—	—	—	(99)	656	—	656
—	—	—	—	—	40	40	—	40
—	—	—	—	—	(3)	(3)	20	17
(19,964)	(7,267)	2	(825)	(823)	81,368	97,216	1,171	98,387

30. Capital and reserves – continued
Share capital
The balance on the share capital account represents the aggregate nominal value of all ordinary and preference shares in issue, including treasury shares.
Share premium account
The balance on the share premium account represents the amounts received in excess of the nominal value of the ordinary and preference shares.
Capital redemption reserve
The balance on the capital redemption reserve represents the aggregate nominal value of all the ordinary shares repurchased and cancelled.
Merger reserve
The balance on the merger reserve represents the fair value of the consideration given in excess of the nominal value of the ordinary shares issued in an acquisition made by the issue of shares.
Treasury shares
Treasury shares represent BP shares repurchased and available for specific and limited purposes. For accounting purposes shares held in Employee Share Ownership Plans (ESOPs) and BP’s US share plan administrator to meet the future requirements of the employee share-based payment plans are treated in the same manner as treasury shares and are, therefore, included in the financial statements as treasury shares. The ESOPs are funded by the group and have waived their rights to dividends in respect of such shares held for future awards. Until such time as the shares held by the ESOPs vest unconditionally to employees, the amount paid for those shares is shown as a reduction in shareholders’ equity. Assets and liabilities of the ESOPs are recognized as assets and liabilities of the group.
Foreign currency translation reserve
The foreign currency translation reserve records exchange differences arising from the translation of the financial statements of foreign operations. Upon disposal of foreign operations, the related accumulated exchange differences are recycled to the income statement.
Available-for-sale investments
This reserve records the changes in fair value of available-for-sale investments except for impairment losses, foreign exchange gains or losses, or changes arising from revised estimates of future cash flows. On disposal or impairment of the investments, the cumulative changes in fair value are recycled to the income statement.
Cash flow hedges
This reserve records the portion of the gain or loss on a hedging instrument in a cash flow hedge that is determined to be an effective hedge. It includes $651 million relating to the acquisition of an 18.5% interest in Rosneft in 2013 which will only be reclassified to the income statement if the investment in Rosneft is either sold or impaired. For further information on the accounting for cash flow hedges see Note 1 - Derivative financial instruments and hedging activities.
Profit and loss account
The balance held on this reserve is the accumulated retained profits of the group.
30. Capital and reserves – continued
The pre-tax amounts of each component of other comprehensive income, and the related amounts of tax, are shown in the table below.

			$ million
			2017
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including recycling)	1,866	(95)	1,771
Available-for-sale investments (including recycling)	14	—	14
Cash flow hedges (including recycling)	425	(29)	396
Share of items relating to equity-accounted entities, net of tax	564	—	564
Other	—	(72)	(72)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	3,646	(1,303)	2,343
Other comprehensive income	6,515	(1,499)	5,016

			$ million
			2016
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including recycling)	284	78	362
Available-for-sale investments (including recycling)	1	—	1
Cash flow hedges (including recycling)	(362)	31	(331)
Share of items relating to equity-accounted entities, net of tax	833	—	833
Other	—	(96)	(96)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	(2,496)	739	(1,757)
Other comprehensive income	(1,740)	752	(988)

			$ million
			2015
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including recycling)	(4,096)	197	(3,899)
Available-for-sale investments (including recycling)	1	—	1
Cash flow hedges (including recycling)	93	(20)	73
Share of items relating to equity-accounted entities, net of tax	(814)	—	(814)
Other	—	80	80
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	4,139	(1,397)	2,742
Share of items relating to equity-accounted entities, net of tax	(1)	—	(1)
Other comprehensive income	(678)	(1,140)	(1,818)